Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2023
Fidelity Advisor Freedom 2060 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.13%)
Past 5 years	5.51%
Since Inception	6.66%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.52%	[1]
F1032
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.66%	[1]

[1]	A From June 6, 2017